Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net Income	$ 7,207,221	$ 5,918,340	$ 5,924,656
Other Comprehensive Income:
Reclassification Adjustment for Gains Included in Net Income, Net of Taxes of $143,317; $187,775 and $267,425 at December 31, 2018, 2017 and 2016, Respectively	(429,949)	(306,371)	(436,323)
Unrealized Holding Gains (Losses) on Securities Available For Sale, Net of Taxes of $(1,001,537); $1,330,097 and $(1,546,140) at December 31, 2018, 2017 and 2016, Respectively	3,065,211	(2,161,122)	2,521,619
Amortization of Unrealized Gains on AFS Securities Transferred to HTM	(75,962)	(102,715)	(124,333)
Other Comprehensive Income (Loss)	(3,571,122)	1,752,036	(3,082,275)
Comprehensive Income	$ 3,636,099	$ 7,670,376	$ 2,842,381